Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BlackRock Advantage Small Cap Core Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Advantage Small Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage Small Cap Core Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek capital appreciation over the long term.